FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:  December 31, 2002

Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):
	[  ]  is a restatement
	[  ]  adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:		Steven Charles Capital, Ltd.
Address:	One First Federal Plaza, Suite 1500
		Rochester, NY  14614-1917

13F File Number:  028-06415

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Martha Jo Pulver
Title:	Vice President/Chief Compliance Officer
Phone:	585-325-1870

Signature, Place and Date of Signing:

Martha Jo Pulver
Rochester, New York
February 18, 2003

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  44

Form 13F Information Table Value Total:  $100,895

List of Other Included Managers:  NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101     1830    14846 SH       SOLE                    14846
AOL Time Warner, Inc.          COM              00184A105     3397   259300 SH       SOLE                   259300
Abbott Laboratories            COM              002824100     2360    58996 SH       SOLE                    58996
American Express Co.           COM              025816109     2707    76585 SH       SOLE                    76585
Amgen, Inc.                    COM              031162100     1104    22830 SH       SOLE                    22830
Applied Materials, Inc.        COM              038222105     2426   186192 SH       SOLE                   186192
Automatic Data Processing, Inc COM              053015103      206     5260 SH       SOLE                     5260
Berkshire Hathaway Cl. B       COM              084670207     4974     2053 SH       SOLE                     2053
Bristol-Myers Squibb Co.       COM              110122108     4236   182995 SH       SOLE                   182995
Campbell Soup Co.              COM              134429109     3324   141630 SH       SOLE                   141630
Cisco Systems, Inc.            COM              17275R102     3550   270984 SH       SOLE                   270984
Coca-Cola Co.                  COM              191216100     5386   122845 SH       SOLE                   122845
Colgate-Palmolive Co.          COM              194162103      376     7165 SH       SOLE                     7165
Costco Cos.                    COM              22160K105     2142    76325 SH       SOLE                    76325
Dell Computer Corp.            COM              247025109     3030   113298 SH       SOLE                   113298
EMC Corporation                COM              268648102     1910   311000 SH       SOLE                   311000
Gannett Co., Inc.              COM              364730101      813    11317 SH       SOLE                    11317
General Electric Co.           COM              369604103     2920   119912 SH       SOLE                   119912
Gillette Co.                   COM              375766102     3889   128106 SH       SOLE                   128106
Greenpoint Financial Corp.     COM              395384100      813    18000 SH       SOLE                    18000
Guidant Corp.                  COM              401698105     3151   102135 SH       SOLE                   102135
Home Depot, Inc.               COM              437076102     4160   173207 SH       SOLE                   173207
Intel Corp.                    COM              458140100     2468   158509 SH       SOLE                   158509
Johnson & Johnson, Inc.        COM              478160104     2800    52129 SH       SOLE                    52129
McDonalds Corp.                COM              580135101     3106   193184 SH       SOLE                   193184
McGraw-Hill, Inc.              COM              580645109     1911    31625 SH       SOLE                    31625
Medtronic, Inc.                COM              585055106     1410    30922 SH       SOLE                    30922
Merck & Co., Inc.              COM              589331107     4125    72865 SH       SOLE                    72865
Microsoft Corp.                COM              594918104     2767    53517 SH       SOLE                    53517
Nokia Corp. ADS                COM              654902204      919    59311 SH       SOLE                    59311
Oracle Systems                 COM              68389X105      109    10123 SH       SOLE                    10123
Paychex, Inc.                  COM              704326107      710    25443 SH       SOLE                    25443
PepsiCo, Inc.                  COM              713448108     2439    57776 SH       SOLE                    57776
Pfizer, Inc.                   COM              717081103     1654    54121 SH       SOLE                    54121
Reader's Digest Assn., Inc.    COM              755267101     2401   158989 SH       SOLE                   158989
Sara Lee Corp.                 COM              803111103     3034   134793 SH       SOLE                   134793
Schering-Plough Corp.          COM              806605101     3190   143684 SH       SOLE                   143684
State Street Corp.             COM              857477103      738    18925 SH       SOLE                    18925
Sun Microsystems, Inc.         COM              866810104     1157   371900 SH       SOLE                   371900
Symbol Technologies, Inc.      COM              871508107     1506   183239 SH       SOLE                   183239
Sysco Corp.                    COM              871829107     3205   107600 SH       SOLE                   107600
U.S. Bancorp -New              COM              902973304     1575    74203 SH       SOLE                    74203
United Parcel Service Cl. B    COM              911312106      254     4020 SH       SOLE                     4020
Wrigley, (Wm.) Jr. Co.         COM              982526105      713    12988 SH       SOLE                    12988